Equity Method Investments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2007 Nanjing Qingda Yongxin Culture Media Co, Ltd	Jul. 31, 2007 Foshan Nanhai Guokai Digital TV Technology Co, Ltd Seat	Dec. 31, 2012 3DiJoy Corp	Jun. 30, 2010 Guangzhou Rujia Network Technology Co, Ltd	Feb. 28, 2012 Beijing Shibo Movie Technology Co., Ltd.	Mar. 31, 2012 Beijing Xinghe Union Media Co., Ltd.	Mar. 31, 2007 Jiangsu Qingda Technology Co, Ltd Nanjing Qingda Yongxin Culture Media Co, Ltd	Jul. 31, 2007 Japanese Multinational Company Foshan Nanhai Guokai Digital TV Technology Co, Ltd	May 31, 2010 Share subscription agreement 3DiJoy Corp
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment	$ 1,588		$ 8,500	$ 103	$ 296		$ 2,500	$ 794	$ 794	$ 155		$ 6,000
Equity interest in joint venture				40.00%	51.00%		34.45%	50.00%	50.00%	60.00%	49.00%	24.00%
Controlled seats of Board of Directors					3
Impairment loss on equity method investments	$ 4,487	$ 0	$ 0			$ 4,487
Total seats of Board of Directors					5
Approval required for appointment and dismissal of general manager and vice general manager					Two-thirds of directors' approval